Derivative Instruments (Narrative) (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Drivative liabilities		$ 6,437	$ 3,189	$ 302
Net investment hedge asset (liability) at carrying value		(10,059)
Gain on net investment hedge	[1]	61
Scenario, Plan [Member]
Other comprehensive income transferred to increase interest expense			$ 3,278
Amount expected to be reclassified		$ 3,151

[1]	The Company's net investment hedge related to its net investment in the Gramercy European Property Fund is included in the foreign currency translation adjustments within other comprehensive income.